BUSINESS ACQUISITION - Naperville and Saturn (Details) $ in Millions, $ in Millions	Oct. 08, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ARS ($)
BUSINESS ACQUISITION
Agreed price of call option		$ 42
Option premium paid		$ 5	$ 1,750
Television Dirigida | Manda S.A | Minority shareholders
BUSINESS ACQUISITION
Percentage of equity interest and voting rights held	0.007%
Percentage of equity interests and political rights for call option agreement	100.00%
Naperville Investments LLC and Saturn Holding LLC | Television Dirigida
BUSINESS ACQUISITION
Percentage of equity interests and political rights for call option agreement	100.00%
Naperville Investments LLC | Manda S.A
BUSINESS ACQUISITION
Percentage of equity interest and voting rights held	76.63%
Saturn Holding LLC | Manda S.A
BUSINESS ACQUISITION
Percentage of equity interest and voting rights held	23.37%
Manda S.A | RISSAU
BUSINESS ACQUISITION
Percentage of equity interest and voting rights held	100.00%